Accrued Expenses - Components of Accrued Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Payables and Accruals [Abstract]
Accrued employee compensation and benefits	$ 1,759	$ 1,196	$ 605
Accrued external research and development expenses	249	401	26
Accrued legal and professional fees	417	279	507
Accrued interest expense	87	91
Accrued federal and state taxes	1	44
Accrued sales taxes	554	475
Other accrued expenses	55	171
Other	143		220
Total accrued expenses	$ 3,122	$ 2,657	$ 1,358